SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
General and Administrative Expense [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Insurance Recoveries	$ 281	$ 156
Research and Development Expense [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Government grants	279	0
Collateral Lease Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Restricted Cash	$ 49	$ 77